CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
ASSETS
Cash and due from banks	$ 3,044	€ 2,727	€ 1,968
Deposits with Central Bank	3,999	3,583	3,454
Securities purchased under agreements to resell	105	94	39
Interest bearing deposits with banks	3,099	2,776	3,333
Trading assets	2,684	2,405	3,082
Derivative assets	6,634	5,943	3,671
Available-for-sale securities	5,808	5,203	6,385
Held-to-maturity securities	11,882	10,645	10,360
Equity method investments	179	160	152
Loans (include EUR 76 million and EUR 42 million at December 31, 2013 and 2014, respectively, measured at fair value)	83,612	74,908	73,235
Less: Allowance for loan losses	(10,595)	(9,492)	(7,751)
Net Loans	73,017	65,416	65,484
Goodwill	2,504	2,243	2,186
Software and other intangibles	394	353	333
Premises and equipment	2,375	2,128	1,418
Accrued interest receivable	923	827	829
Other assets (include EUR 382 million and EUR 568 million at December 31, 2013 and 2014, respectively, measured at fair value)	4,207	3,769	4,013
Assets classified as held for sale	157	141	134
TOTAL ASSETS	121,011	108,413	106,841
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (include EUR 282 million and EUR 16 million at December 31, 2013 and 2014, respectively, measured at fair value)	86,954	77,902	82,175
Non-interest bearing deposits	4,030	3,610	3,419
Total deposits	90,984	81,512	85,594
Securities sold under agreements to repurchase	5,640	5,053	4,738
Derivative liabilities	6,991	6,263	3,032
Other borrowed funds	2,578	2,310	1,678
Accounts payable, accrued expenses and other liabilities (includes EUR 2 million and EUR 4 million at December 31, 2013 and 2014, respectively, measured at fair value)	5,021	4,498	4,087
Insurance reserves	2,509	2,248	2,504
Long-term debt (includes EUR 810 million and EUR 872 million at December 31, 2013 and 2014, respectively, measured at fair value)	4,560	4,085	2,582
Liabilities classified as held for sale	8	7	10
Total liabilities	118,291	105,976	104,225
Redeemable non-controlling interest - Temporary equity	0	0	250
NBG shareholders equity
Preferred stock (12,639,831 shares of par value EUR 0.30 each at December 31, 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at December 31, 2013 and 2014)	1,511	1,354	1,354
Common stock, par value of EUR 0.30 (shares authorized, issued and outstanding: 2,396,785,994 and 3,533,149,631 at December 31, 2013 and 2014 respectively)	1,184	1,060	719
Additional paid-in capital	22,233	19,918	17,859
Accumulated surplus / (deficit)	(19,408)	(17,387)	(15,007)
Accumulated other comprehensive loss	(2,844)	(2,547)	(2,596)
Treasury stock, at cost (397,655 and 1,076 shares at December 31, 2013 and 2014 respectively)	0	0	(2)
Total NBG shareholders' equity	2,676	2,398	2,327
Non-controlling interest	44	39	39
Total permanent equity	2,720	2,437	2,366
TOTAL LIABILITIES AND EQUITY	$ 121,011	€ 108,413	€ 106,841